Deferred tax - Summary of Unrecognized Deferred Tax Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, net	£ 48,353	£ 38,565
Total unrecognized deferred tax assets, gross	184,696	176,558
Trading Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, net	44,136	33,910
Total unrecognized deferred tax assets, gross	167,828	152,060
Share Based Payments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, net	2,249	3,159
Total unrecognized deferred tax assets, gross	8,995	16,625
Capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, net	1,968	1,496
Total unrecognized deferred tax assets, gross	£ 7,873	£ 7,873